Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	[1]	kr 2,416	kr 1,231
Treasuries/government bonds		11,117	4,382
Other interest-bearing securities except loans		48,665	39,807
Loans in the form of interest-bearing securities		36,781	41,125
Loans to credit institutions		27,725	23,198
Loans to the public		161,094	141,111
Derivatives		6,529	7,803
Tangible and intangible assets		69	88
Other assets		4,980	3,556
Prepaid expenses and accrued revenues		2,657	2,091
Total assets		302,033	264,392
Liabilities and equity
Borrowing from credit institutions		2,247	2,317
Debt securities issued		255,600	222,516
Derivatives		21,934	16,480
Other liabilities		1,069	826
Accrued expenses and prepaid revenues		2,583	2,063
Deferred tax liabilities		276	531
Provisions		85	45
Subordinated liabilities			2,040
Total liabilities		283,794	246,818
Share capital		3,990	3,990
Reserves		(153)	30
Retained earnings		14,402	13,554
Total equity	[2],[3]	18,239	17,574
Total liabilities and equity		kr 302,033	kr 264,392

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.
[2]	See Note 23.
[3]	The entire equity is attributable to the shareholder of the Parent Company.